UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.0%

Security	Principal Amount (000’s omitted)	Value
Education — 22.0%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,220,397
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	203,200
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	338,187
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	755,497
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,440	2,318,220
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,825,728
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	2,100	2,305,926
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	257,840
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,602,150
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	641,378
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	419,104
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	279,018
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	863,768
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	896,019
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	937,566
University of California, 5.25%, 5/15/39	1,250	1,293,087

		$19,157,085

Electric Utilities — 15.4%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$294,292
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,324,072
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,543,725
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,287,397
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,615,875
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,415,634
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	1,890,027
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	687,800
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,390,558

		$13,449,380

General Obligations — 22.6%
California, 5.50%, 11/1/35	$1,600	$1,679,024
California, 6.00%, 4/1/38	750	830,722
California, (AMT), 5.05%, 12/1/36	475	444,738
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/35	1,000	1,031,910
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/36	1,630	1,679,601
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	235	214,701
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	190	176,561
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,788,883
San Bernardino Community College District, 4.00%, 8/1/30	2,890	2,580,828
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	2,545	2,369,573
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	740	774,107
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	891,914
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,217,206

		$19,679,768

Security	Principal Amount (000’s omitted)	Value
Hospital — 18.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,040,320
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	195,755
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,010,320
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	628,383
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	889,052
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,089,000
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,001,400
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,678,181
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,118,173
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	518,308
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	589,662
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,901,463
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,582,592
Washington Township Health Care District, 5.25%, 7/1/29	700	700,889

		$15,943,498

Housing — 1.2%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$655	$633,267
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	387	371,125

		$1,004,392

Industrial Development Revenue — 1.4%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,248,289

		$1,248,289

Insured-Education — 1.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,426,350

		$1,426,350

Insured-Electric Utilities — 3.3%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$2,870,017

		$2,870,017

Insured-Escrowed/Prerefunded — 3.7%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,243,904

		$3,243,904

Insured-General Obligations — 9.5%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,111,321
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,484,604
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,051,576
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,647,826

		$8,295,327

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 9.8%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,868,187
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	747,772
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	4,915,200

		$8,531,159

Insured-Lease Revenue/Certificates of Participation — 11.3%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$3,998,282
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,000	2,301,380
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,512,775

		$9,812,437

Insured-Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$473,457

		$473,457

Insured-Transportation — 11.2%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$1,878,300
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,645,650
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	740	583,682
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,000	3,027,200
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,233,920
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,375,893

		$9,744,645

Insured-Water and Sewer — 4.1%
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,076,200
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,476,353

		$3,552,553

Other Revenue — 1.6%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$379,356
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	300,504
Golden State Tobacco Securitization Corp., 5.30%, 6/1/37	980	692,487

		$1,372,347

Senior Living/Life Care — 1.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$302,383
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	158,417
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	578,389
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	642,972

		$1,682,161

Special Tax Revenue — 12.3%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$285	$255,240
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	378,801
Corona Public Financing Authority, 5.80%, 9/1/20	925	930,541

Security	Principal Amount (000’s omitted)	Value
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	$190	$182,419
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	480	432,125
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,590,032
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	255,564
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	505,421
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	249,019
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	343,733
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	244,061
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,551,032
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	252,312
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	491,823
Temecula Unified School District, 5.00%, 9/1/27	250	240,025
Temecula Unified School District, 5.00%, 9/1/37	400	358,336
Tustin Community Facilities District, 6.00%, 9/1/37	500	499,370
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,000,340

		$10,760,194

Transportation — 12.4%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,000	$1,093,160
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	2,000	2,221,920
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,127,038
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,582,485
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,068,994
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,761,353

		$10,854,950

Water and Sewer — 2.9%
California Department of Water Resources, 5.00%, 12/1/29	$740	$794,812
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,743,503

		$2,538,315

Total Tax-Exempt Investments — 167.0% (identified cost $146,827,467)		$145,640,228

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.3)%		$(49,976,079)

Other Assets, Less Liabilities — (9.7)%		$(8,448,010)

Net Assets Applicable to Common Shares — 100.0%		$87,216,139

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2013, 32.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 14.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,582,927.

A summary of open financial instruments at August 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	53 U.S. 10-Year Treasury Note	Short	$(6,566,520)	$(6,586,906)	$(20,386)
12/13	43 U.S. Long Treasury Bond	Short	(5,666,179)	(5,671,969)	(5,790)

					$(26,176)

At August 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $26,176.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$131,580,513

Gross unrealized appreciation	$4,562,902
Gross unrealized depreciation	(5,183,187)

Net unrealized depreciation	$(620,285)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$145,640,228	$—	$145,640,228
Total Investments	$—	$145,640,228	$—	$145,640,228

Liability Description
Futures Contracts	$(26,176)	$—	$—	$(26,176)
Total	$(26,176)	$—	$—	$(26,176)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013